Accounts and Bills Receivable, net - Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accounts and Bills Receivable, net
Accounts receivable	¥ 19,355	$ 3,037	¥ 15,331
Less: Allowance for doubtful accounts	(182)	(28)	(485)
Accounts receivable, net of allowance for doubtful accounts	19,173	3,009	14,846
Bills receivable	10,052	1,577	17,547
Accounts and bills receivable, net	¥ 29,225	$ 4,586	¥ 32,393